Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Schedule of intangible assets and goodwill
		Computer	Right of use	Customer relationships
		software	in cellular	and
	Goodwill	and licenses	frequencies	brand names	Others	Total
	NIS	NIS	NIS	NIS	NIS	NIS
Cost
Balance as at January 1, 2016	3,066	1,592	480	7,479	269	12,886
Acquisitions or additions from independent development	-	187	-	-	11	198
Disposals	-	-	-	-	(11)	(11)

Balance as at December 31, 2016	3,066	1,779	480	7,479	269	13,073

Balance as at January 1, 2017	3,066	1,779	480	7,479	269	13,073
Acquisitions or additions from independent development	-	227	-	-	-	227
Disposals	-	-	-	-	(48)	(48)

Balance as at December 31, 2017	3,066	2,006	480	7,479	221	13,252

Amortization and impairment losses
Balance as at January 1, 2016	-	1,009	205	4,339	215	5,768
Amortization for the year	-	229	37	487	24	777
Disposals	-	-	-	-	(6)	(6)

Balance as at December 31, 2016	-	1,238	242	4,826	233	6,539

Balance as at January 1, 2017	-	1,238	242	4,826	233	6,539
Amortization for the year	-	218	29	530	9	786
Disposals	-	-	-	-	(42)	(42)
Impairment losses	129	-	-	-	-	129

Balance as at December 31, 2017	129	1,456	271	5,356	200	7,412

Carrying amounts
As at January 1, 2016	3,066	583	275	3,140	54	7,118
As at December 31, 2016	3,066	541	238	2,653	36	6,534
As at December 31, 2017	2,937	550	209	2,123	21	5,840

Schedule of goodwill
	December 31
	2016	2017
	NIS	NIS
Domestic fixed-line communications	1,548	1,548
Cellular telephone	1,205	1,163
Multi-channel television (DBS)	120	33
International communications and internet services	181	181
Others	12	12

Total	3,066	2,937